Other Liabilities - Non-Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other non-current liabilities
Jackpot liabilities	$ 114,000	$ 130,000
Royalties payable	61,000	13,000
Contract liabilities	49,000	47,000
Reserves for uncertain tax positions	52,000	47,000
Finance lease liabilities	22,000	27,000
Other	75,000	59,000
Total other non-current liabilities	$ 372,000	$ 323,000